Government Assistance	12 Months Ended
Dec. 31, 2016
Research and Development [Abstract]
Government Assistance

13. Government Assistance

From time to time, the Company receives government assistance in the form of research grants, which are recorded as a reduction of research and development expenditures. During 2016, grants of $33,451 (2015: $70,338; 2014: $192,773) were recorded as a reduction of expenditures. At December 31, 2016, there was $12,629 (2015: $13,829) due to the Company under research grants. All government assistance is subject to periodic audit by the agency involved in the grant.